SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Adopted Accounting Standards (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Adopted Accounting Standards
Intangible assets, net	¥ 117,720,693	$ 16,580,613	¥ 159,686,705
Operating lease right-of-use assets	1,535,330,762	216,246,815	1,674,595,179
Accrued expenses and other current liabilities	459,832,717	64,766,083	439,762,393
Operating lease liabilities, current	267,536,846	37,681,777	272,700,888
Operating lease liabilities, non-current	1,391,909,308	196,046,326	1,516,274,996
Lease liabilities	¥ 1,659,446,154	$ 233,728,103	¥ 1,788,975,884